Current and deferred income tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current and deferred income tax
Earnings (losses) before taxes	R$ 33,083	R$ (77,052)	R$ (50,215)
Combined income tax rate	34.00%	34.00%	34.00%
Income tax at statutory rates	R$ (11,248)	R$ 26,198	R$ 17,073
Income exempt from taxation	25,307	19,106	14,844
Unrecognized deferred tax asset on tax losses	(2,192)	(32,505)	(26,873)
Previously unrecognized tax losses used to reduce deferred tax	10,632
Previously unrecognized temporary differences	12,219
Income from entities not subject to taxation	(12,069)
Non-deductible expenses	(6,148)	(1,902)
Other	2,530	(5)	(33)
Income taxes	R$ 19,031	R$ 10,892	R$ 5,011
Effective tax rate (as a percent)	(58.00%)	14.00%	10.00%
Current income tax expense	R$ (19,556)	R$ (14,813)	R$ (10,640)
Deferred income tax income	R$ 38,587	R$ 25,705	R$ 15,651
Period for the continuous growth in Continuing Education activities	2 years
Utilization Of Tax Loss During Period	R$ 3,208